Nonfinancial assets and liabilities (Details 2) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Short-term Employee Benefits	$ 1,632,182,000	$ 1,537,973,000
Employee Long-term Benefits	341,835,000	474,880,000
Vacation and Statutory Bonus
Statement [Line Items]
Short-term Employee Benefits	630,962,000	623,845,000
Contributions Payable
Statement [Line Items]
Short-term Employee Benefits	194,114,000	194,777,000
Bonus Accrual
Statement [Line Items]
Short-term Employee Benefits	620,156,000	671,793,000
Others
Statement [Line Items]
Short-term Employee Benefits	57,357,000	47,558,000
Employee long-term benefits
Statement [Line Items]
Long-term Employee Benefits	129,593,000
Sales Under Contracts
Statement [Line Items]
Short-term Employee Benefits	$ 57,357,000	$ 47,558,000